Financial Assets - Other non-current and current financial assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets
Other financial assets with related parties	€ 101,217	€ 318,890
Other financial assets with associated parties	418
Other financial assets with third parties	33,504	174,938
Total other non-current and current financial assets	135,139	493,828
Dividends recognised as distributions to owners	0	€ 0
BPC Plasma, Inc | Scranton Plasma B V [Member]
Financial Assets
Dividend corresponds to the result	266,406
Dividends recognised as distributions to owners	€ 266,406